SHARE-BASED PAYMENTS (Details Narrative)		3 Months Ended		6 Months Ended
		Jun. 30, 2024 USD ($) shares	Jun. 30, 2023 USD ($)	Jun. 30, 2024 USD ($) shares Integer $ / shares	Jun. 30, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Number of shares vested | shares	[1]			97,500
Weighted average remaining contractual life				3 years
Number of shares remaining vested | shares		198,000		198,000
Share based payments | $		$ 1,140,218		$ 1,140,218
Restricted share units [member]
IfrsStatementLineItems [Line Items]
Weighted average grant date fair value | $ / shares				$ 9.70
Share based payments | $				$ 1,140,218
Restricted share units [member] | Board of Directors [Member]
IfrsStatementLineItems [Line Items]
Number of shares granted				97,500
Number of shares vested				97,500
Restricted share units [member] | Senior Executives [Member]
IfrsStatementLineItems [Line Items]
Number of shares granted				319,000
Number of shares vested				121,000
Weighted average remaining contractual life				3 years

[1]	Director Transaction and Retention RSUs – 97,500 RSUs granted to former LLP and current LPA board of directors were legally vested upon grant. However, the delivery of the underlying ordinary shares is subject to delayed delivery schedules, and therefore, these RSUs remain unsettled as of June 30, 2024. As the grantees do not have any shareholder rights until the ordinary shares are physically delivered, the shares shall be excluded from the basic earnings per share denominator.